ORGANIZATION AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Thousands				1 Months Ended			2 Months Ended	7 Months Ended	12 Months Ended
	Jun. 02, 2023 USD ($) $ / shares shares	May 20, 2022 USD ($) shares	Apr. 28, 2022 USD ($) $ / shares shares	Feb. 29, 2020 shares	Jan. 31, 2020 shares	Jun. 30, 2018 USD ($) shares	Mar. 11, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 16, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2020	Jun. 30, 2016
ORGANIZATION AND BASIS OF PRESENTATION
Ordinary shares, par value | $ / shares								$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares outstanding | shares								29,149,444	29,149,444		24,898,908
Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Cash transferred						$ 900
Number of shares transferred | shares						1,600
Number of ordinary shares issued | shares						5,340,221
Series A convertible preferred shares
ORGANIZATION AND BASIS OF PRESENTATION
Number of rounds of financing | shares				2	2
ADS
ORGANIZATION AND BASIS OF PRESENTATION
Entity Listing, Depository Receipt Ratio								1	1
ADS | Representative Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Exercise price | $ / shares			$ 7.50
Number of ADS to purchase warrants | shares			150,000
IPO [Member] | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares			6,000,000
Offering price | $ / shares			$ 6
Entity Listing, Depository Receipt Ratio			1
Gross proceeds from issuance			$ 36,000
Net proceeds from issuance			$ 33,700
Over-Allotment Option [Member] | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares		772,091
Net proceeds from issuance		$ 4,300
Follow-on offering
ORGANIZATION AND BASIS OF PRESENTATION
Offering price | $ / shares	$ 15.00
Net proceeds from issuance									$ 28,200
Gross proceeds before underwriting discount	$ 30,000
Net proceeds before underwriting discount	$ 27,300
Follow-on offering | Warrants
ORGANIZATION AND BASIS OF PRESENTATION
Aggregate amount of warrant | shares	2,000,000
Exercise price | $ / shares	$ 18.00
Follow-on offering | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares	2,000,000
Follow-on offering | Ordinary Shares
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares	2,000,000
Ordinary shares, par value | $ / shares	$ 0.0001
At-the-Market offering ("ATM")
ORGANIZATION AND BASIS OF PRESENTATION
Net proceeds from issuance									$ 26,988
At-the-Market offering ("ATM") | ADS
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares								731,843
Gross proceeds from issuance								$ 28,608
Net proceeds from issuance								$ 27,403
Aggregate offering price										$ 100,000
At-the-Market offering ("ATM") | ADS | Subsequent Event
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares issued | shares							134,875
Gross proceeds from issuance							$ 6,175
Net proceeds from issuance							$ 5,990
At-the-Market offering ("ATM") | Ordinary Shares
ORGANIZATION AND BASIS OF PRESENTATION
Ordinary shares, par value | $ / shares										$ 0.0001
Belite Bio, LLC ("Belite USA") | Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)						100.00%		100.00%	100.00%				100.00%
Belite Bio, Inc | Lin Bioscience International Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)												80.10%
Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)								100.00%	100.00%
RBP4 Pty Ltd ("RBP4") | Belite Bio Holdings Corp. ("Belite Holding")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)								100.00%	100.00%
Belite Bio (HK) Limited ("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)								100.00%	100.00%
Belite Bio (Shanghai) Limited ("Belite Shanghai") | Belite Bio (HK) Limited ("Belite HK")
ORGANIZATION AND BASIS OF PRESENTATION
Ownership interest (in percent)								100.00%	100.00%